Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2019
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Prepaid expenses	13,060	14,748	2,198
VAT tax receivables	2,062	4,411	657
Other receivables	7,154	6,373	950
Total prepaid expenses and other receivables	22,276	25,532	3,805

Other receivables mainly include advance payments to employees and current rental deposits and prepayments.